Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts not disclosed elsewhere in these financial statements.

(€ thousands)	Balance at Beginning of Period	Charges to Earnings	Deductions	Balance at End of Period
2018
Allowance for doubtful accounts	€231	€580	€(561)	€250
2019
Allowance for doubtful accounts	250	754	(930)	74
2020
Allowance for expected credit losses	74	656	(382)	348